Shareholders' Equity - Summary of Share Premium (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of share premium [Line Items]
Beginning balance	€ 7,873	€ 8,059	€ 8,270
Share dividend	(142)	(186)	(211)
Ending balance	7,731	7,873	8,059
Common shares [member]
Disclosure of share premium [Line Items]
Beginning balance	6,220	6,406
Ending balance	6,078	6,220	6,406
Common share B [member]
Disclosure of share premium [Line Items]
Beginning balance	1,653	1,653
Ending balance	€ 1,653	€ 1,653	€ 1,653